Shareholders' Equity - Warrants (Details) - USD ($)			12 Months Ended
	Oct. 08, 2020	Jul. 12, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 21, 2017
Number of shares issuable per warrant (in shares)			1
Exercise price of warrants			$ 11.50
Class of Warrant or Right Warrants Redemption Price			$ 0.01
Threshold trading days for redemption of warrants			30 days
Share Price			$ 18.00
Threshold number of trading days before sending notice of redemption to warrant holders			20 days
Threshold period for before sending notice of redemption to warrant holders			30 days
Aggregate principal amount					$ 1,300,000,000
Treasury shares			9,094,876
Amount of treasury shares purchased excluding fees and commissions			$ 100,600,000
Fair value of the treasury shares purchased			89,493,000
Purchase of treasury stock			$ 101,123,000
Treasury stock (In shares)			9,107,963	0
Sponsor
Aggregate principal amount	$ 1,500,000	$ 1,500,000
Notes converted	$ 1,500,000	$ 1,500,000
Private Placement
Number of warrants agreed not to transfer			4,800,000
Class A common stock
Warrants to purchase shares of the common stock			58,500,000
Number of shares repurchased			13,087
Purchase of treasury stock			$ 100,000
Treasury stock (In shares)			9,107,963	0
Class A common stock | Private placement warrants
Warrants to purchase shares of the common stock			23,000,000
Class A common stock | Public warrants
Warrants to purchase shares of the common stock			27,500,000
Class A common stock | Working capital warrants
Warrants to purchase shares of the common stock			1,500,000
Class A common stock | PIPE Warrants
Number of shares issuable per warrant (in shares)			1
Exercise price of warrants			$ 12.50
Warrants to purchase shares of the common stock			6,500,000